Summary of Significant Accounting Policies - Summary of Impact to Reported Amounts of Weighted Average Shares Outstanding and Basic and Diluted Earnings per Ordinary Share (Details) - USD ($)			1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
		Dec. 31, 2020	Jul. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Net loss		$ (14,691)		$ 4,664,815	$ (2,445,737)	$ (1,159,117)		$ 1,059,961
Weighted average shares outstanding	[1],[2]	7,500,000
Basic and diluted net income per share		$ 0.00
Class A ordinary shares (Redeemable) [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Net loss					$ (2,445,737)	$ (1,159,117)	$ (3,604,854)
Weighted average shares outstanding					34,500,000	34,500,000	34,500,000
Basic and diluted net income per share					$ (0.06)	$ (0.03)	$ (0.08)
Class B Ordinary Shares (Non Redeemable) [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Net loss					$ (2,445,737)	$ (1,159,117)	$ (3,604,854)
Weighted average shares outstanding					8,625,000	7,850,000	8,239,641
Basic and diluted net income per share					$ (0.06)	$ (0.03)	$ (0.08)
As Reported
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Net loss			$ (18,480,610)
Basic and diluted net income per share			$ (0.85)
As Reported | Class A ordinary shares (Redeemable) [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Net loss					$ (2,445,737)	$ (1,159,117)	$ (3,604,854)
Weighted average shares outstanding					31,550,742	31,608,965	31,564,442
Basic and diluted net income per share					$ 0.00	$ 0.00	$ 0.00
As Reported | Class B Ordinary Shares (Non Redeemable) [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Net loss					$ (2,445,737)	$ (1,159,117)	$ (3,604,854)
Weighted average shares outstanding					11,574,258	8,749,433	10,169,649
Basic and diluted net income per share					$ (0.21)	$ (0.13)	$ (0.36)
Adjustment
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Net loss			$ (436,682)
Basic and diluted net income per share			$ (0.02)
Adjustment | Class A ordinary shares (Redeemable) [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Weighted average shares outstanding					2,949,258	2,891,035	2,935,558
Basic and diluted net income per share					$ (0.06)	$ (0.03)	$ (0.08)
Adjustment | Class B Ordinary Shares (Non Redeemable) [Member]
Error Corrections And Prior Period Adjustments Of Financial Statement Restatement [Line Items]
Weighted average shares outstanding					(2,949,258)	(899,433)	(1,930,008)
Basic and diluted net income per share					$ 0.15	$ 0.10	$ 0.28

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the share dividend of Class B ordinary shares on January 14, 2021, resulting in an aggregate of 7,187,500 Class B ordinary shares outstanding on January 14, 2021; and (ii) the share dividend of Class B ordinary shares on March 1, 2021, resulting in 8,625,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividends (Notes 4 and 7).
[2]	This number excludes up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (Note 4.)